NOTE 19 RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Text Block]
NOTE 19          RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012

The Company has restated its annual financial statements from amounts previously reported for the year ended December 31, 2011.  The Company has determined that certain development and construction costs related to the Ruby Mine that were capitalized on our Consolidated Balance Sheets must be expensed in full on our Consolidated Statements of Operations.  In addition to restating the annual audited statements as of December 31, 2011, the Company has included restatements of all unaudited quarterly financial statements for the year ended December 31, 2012.

CONSOLIDATED BALANCE SHEET AS OF DECEMBER 31, 2011

	Dec 31, 2011 (as reported)	Adjustments	As restated
ASSETS
Current Assets
Cash	$129,888	$-	$129,888
Accounts Receivable	982	-	982
Total Current Assets	130,870	-	130,870

Other Assets
Certificates of Deposit	171,875	-	171,875
Deferred Financing Costs, Net	-	-	-
Goodwill	5,341	-	5,341
Mining Claims - Unproved	1,891,845	(94,281)	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	733,885	-	733,885
Purchase Option - Taber Mine	4,000	-	4,000
Reclamation Bond Deposit Fraser River	-	-	-
Total Other Assets	2,806,946	(94,281)	2,712,665
TOTAL ASSETS	$2,937,816	$(94,281)	$2,843,535

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$5,942	-	$5,942
Accrued Expenses - related party	784,474	-	784,474
Accrued Interest	-	-	-
Convertible notes payable (net of discounts of $0 and $88,475, respectively)	25,000	-	25,000
Note Payable (net of discounts of $20,568 and $0, respectively)	4,432	-	4,432
Note Payable – Ruby Mine Mortgage	1,889,185	-	1,889,185
Derivative Liability	-	-	-
Total Current Liabilities	2,709,033	-	2,709,033

Long-Term Liabilities
Asset Retirement Obligation	5,147	-	5,147
Total Long-Term Liabilities	5,147	-	5,147
Total Liabilities	$2,714,180	-	$2,714,180

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at December 31, 2011	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at December 31, 2011	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at December 31, 2011	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 97,664,462 shares issued and outstanding at December 31, 2011	97,664	-	97,664
Additional Paid-In Capital	11,358,733	-	11,358,733
Stock Payable	25,000	-	25,000
Deficit Accumulated During Exploration Stage	(11,261,861)	(94,281)	(11,356,142)
Total Stockholders’ Equity (Deficit)	223,636	(94,281)	129,355
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$2,937,816	$(94,281)	$2,843,535

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE YEAR ENDING DECEMBER 31, 2011

AND THE PERIOD FROM JUNE 18, 2004 (INCEPTION) THROUGH DECEMBER 31, 2011

	12 months ended December 31, 2011	Adjustments	As restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-
Cost of Revenue	-	-	-
Gross Loss	-	-	-

Operating Expenses
Commissions & Consulting Fees	43,216	-	43,216
General & Administrative Costs	345,451	-	345,451
Mining Property Costs	170,856	94,281	265,137
Impairment Expense	124,343	-	124,343
Accretion Expense	243	-	243
Depreciation Expense	60,560	-	60,560
Professional Services	52,970	-	52,970
Total Operating Expenses	797,639	94,281	891,920
Net Operating Loss	(797,639)	(94,281)	(891,920)
Other Income (Expenses)
Gain on Mineral Claim Sales	103,500	-	103,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Interest Income	532	-	532
Interest Expense	(166,748)	-	(166,748)
Loss on Conversion of Debt	-	-	-
Bad Debt Expense	(29,018)	-	(29,018)
Accretion Expense	-	-	-
Other Expense	-	-	-
Loss on Settlement	(62,095)	-	(62,095)
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(153,829)	-	(153,829)
Net Loss	(951,468)	(94,281)	(1,045,749)

WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	91,479,959	-	-
Basic Net Gain (Loss) per Share	$(0.01)		$-
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	91,479,959	-	-
Diluted Net Gain (Loss) per Share	$(0.01)	-	$-

CONSOLIDATED BALANCE SHEET AS OF MARCH 31, 2012 (Unaudited)

	Mar 31, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$118,734	-	$118,734
Accounts Receivable	-	-	-
Total Current Assets	118,734	-	118,734

Other Assets
Certificates of Deposit	172,133	-	172,133
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,004,295	(206,550)	1,797,745
Property, Plant & Equipment, net of accumulated depreciation	707,700	-	707,700
Purchase Option - Taber Mine	10,000	-	10,000
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,901,469	(206,550)	2,694,919
TOTAL ASSETS	$3,020,203	$(206,550)	$2,813,653

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$30,976	-	$30,976
Accrued Expenses - related party	812,474	-	812,474
Accrued Interest	3,348	-	3,348
Convertible notes payable (net of discount of $146,198)	53,802	-	53,802
Note Payable (net of discount of $4,069)	5,931	-	5,931
Note Payable – Ruby Mine Mortgage	1,873,275	-	1,873,275
Total Current Liabilities	2,779,806	-	2,779,806

Long-Term Liabilities
Asset Retirement Obligation	5,198	-	5,198
Total Long-Term Liabilities	5,198	-	5,198
Total Liabilities	$2,785,004	-	$2,785,004

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at March 31, 2012	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at March 31, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at March 31, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 98,724,621 shares issued and outstanding at March 31, 2012	98,725	-	98,725
Additional Paid-In Capital	11,796,219	-	11,796,219
Stock Payable	25,000	-	25,000
Deficit Accumulated During Exploration Stage	(11,688,845)	(206,550)	(11,895,395)
Total Stockholders’ Equity (Deficit)	235,199	(206,550)	28,649
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,020,203	(206,550)	$2,813,653

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE MONTH PERIOD ENDING MARCH 31, 2012  (Unaudited)

	3 months ended March 31, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-
Cost of Revenue	-	-	-
Gross Loss	-	-	-

Operating Expenses
Commissions & Consulting Fees	-	-	-
General & Administrative Costs	93,585	-	93,585
Mining Property Costs	55,846	112,269	168,115
Impairment Expense	-	-	-
Accretion Expense	-	-	-
Depreciation Expense	26,185	-	26,185
Professional Services	18,500	-	18,500
Total Operating Expenses	194,116	112,269	306,385
Net Operating Loss	(194,116)	(112,269)	(306,385)
Other Income (Expenses)
Gain on Mineral Claim Sales	4,500	-	4,500
Gain on Joint-Ventures	-	-	-
Impairment Expense	-	-	-
Interest Income	545	-	545
Interest Expense	(62,739)	-	(62,739)
Loss on Conversion of Debt	-	-	-
Bad Debt Expense	-	-	-
Accretion Expense	(127)	-	(127)
Other Expense	(175,047)	-	(175,047)
Loss on Settlement	-	-	-
Realized Gain (Loss) on Investment	-	-	-
Gain (Loss) on Derivative Liability	-	-	-
Net Other Income (Expenses)	(232,868)	-	(232,868)
Net Loss	(426,984)	(112,269)	(539,253)

WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	98,127,893		98,127,893
Basic Net Loss per Share	$(0.00)		$(0.00)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	98,127,893		98,127,893
Diluted Net Loss per Share	$(0.00)		$(0.00)

CONSOLIDATED BALANCE SHEET AS OF JUNE 30, 2012 (Unaudited)

	Jun 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$110,388	-	$110,388
Accounts Receivable	-	-	-
Total Current Assets	110,388	-	110,388

Other Assets
Certificates of Deposit	172,255	-	172,255
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,110,387	(312,898)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	681,515	-	681,515
Purchase Option - Taber Mine	16,000	-	16,000
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	2,987,498	(312,898)	2,674,600
TOTAL ASSETS	$3,097,886	$(312,898)	$2,784,988

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$44,638	-	$44,638
Accrued Expenses - related party	828,474	-	828,474
Accrued Interest	10,823	-	10,823
Convertible notes payable (net of discount of $213,201)	161,798	-	161,798
Note Payable (net of discount of $0)	-	-	-
Note Payable – Ruby Mine Mortgage	1,857,245	-	1,857,245
Total Current Liabilities	2,902,978	-	2,902,978

Long-Term Liabilities
Asset Retirement Obligation	5,274	-	5,274
Total Long-Term Liabilities	5,274	-	5,274
Total Liabilities	$2,908,252	-	$2,908,252

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at June 30, 2012	-	-	-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 1,500,000 shares authorized, 100,000 shares issued and outstanding at June 30, 2012	100	-	100
Common stock, $0.001 par value, 250,000,000 shares authorized, 99,627,904 shares issued and outstanding at June 30, 2012	99,628	-	99,628
Additional Paid-In Capital	11,999,318	-	11,999,318
Stock Payable	25,000	-	25,000
Deficit Accumulated During Exploration Stage	(11,938,412)	(312,898)	(12,251,310)
Total Stockholders’ Equity (Deficit)	189,634	(312,898)	(123,264)
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,097,886	(312,898)	$2,784,988

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE AND SIX MONTH PERIODS ENDING JUNE 30, 2012 (Unaudited)

	3 months ended June 30, 2012	Adjustments	As Restated	6 months ended June30, 2012	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	-	$-	$-	-	$-
Cost of Revenue	-	-	-	-	-	-
Gross Loss	-	-	-	-	-	-

Operating Expenses
Commissions & Consulting Fees	6,000	-	6,000	6,000	-	6,000
General & Administrative Costs	72,701	-	72,701	166,286	-	166,286
Mining Property Costs	32,687	106,349	139,036	88,533	218,617	307,150
Impairment Expense	-	-	-	-	-	-
Accretion Expense	-	-	-	-	-	-
Depreciation Expense	26,185	-	26,185	52,370	-	52,370
Professional Services	6,750	-	6,750	25,250	-	25,250
Total Operating Expenses	144,323	106,349	250,672	338,439	218,617	557,056
Net Operating Loss	(144,323)	(106,349)	(250,672)	(338,439)	(218,617)	(557,056)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-	4,500	-	4,500
Gain on Joint-Ventures	-	-	-	-	-	-
Impairment Expense	-	-	-	-	-	-
Interest Income	(120)	-	(120)	425	-	425
Interest Expense	(105,048)	-	(105,048)	(167,787)	-	(167,787)
Loss on Conversion of Debt	-	-	-	-	-	-
Bad Debt Expense	-	-	-	-	-	-
Accretion Expense	(76)	-	(76)	(203)	-	(203)
Other Expense	-	-	-	(175,047)	-	(175,047)
Loss on Settlement	-	-	-	-	-	-
Realized Gain (Loss) on Investment	-	-	-	-	-	-
Gain (Loss) on Derivative Liability	-	-	-	-	-	-
Net Other Income (Expenses)	(105,244)	-	(105,244)	(338,112)	-	(338,112)
Net Loss	(249,567)	(106,349)	(355,916)	(676,551)	(218,617)	(895,168)

WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Basic Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	99,296,795	-	99,296,795	98,712,344	-	98,712,344
Diluted Net Loss per Share	$(0.00)	-	$(0.00)	$(0.01)	-	$(0.01)

CONSOLIDATED BALANCE SHEET AS OF SEPTEMBER 30, 2012 (Unaudited)

	Sep 30, 2012 (as reported)	Adjustments	As Restated
ASSETS
Current Assets
Cash	$70,726	-	$70,726
Accounts Receivable	-	-	-
Total Current Assets	70,726	-	70,726

Other Assets
Certificates of Deposit	172,378	-	172,378
Deferred Financing Costs, net	21,131	-	21,131
Goodwill	5,341	-	5,341
Mining Claims - Unproved	2,187,207	(389,718)	1,797,489
Property, Plant & Equipment, net of accumulated depreciation	660,083	-	660,083
Purchase Option - Taber Mine	22,000	-	22,000
Reclamation Bond Deposit – Fraser River	2,000	-	2,000
Total Other Assets	3,070,140	(389,718)	2,680,422
TOTAL ASSETS	$3,140,866	(389,718)	$2,751,148

LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)
Liabilities
Current Liabilities
Accounts Payable	$31,165	-	$31,165
Accrued Expenses - related party	850,474	-	850,474
Accrued Interest	18,513	-	18,513
Convertible notes payable (net of discount of $240,325)	357,675	-	357,675
Note Payable (net of discount of $0)	-	-	-
Derivative Liability	585,498	-	585,498
Note Payable – Ruby Mine Mortgage	1,841,095	-	1,841,095
Total Current Liabilities	3,684,420	-	3,684,420

Long-Term Liabilities
Asset Retirement Obligation	5,350	-	5,350
Total Long-Term Liabilities	5,350	-	5,350
Total Liabilities	$3,689,770	-	$3,689,770

Stockholders’ Equity (Deficit)
Preferred stock, Series I, $0.001 par value, 100 shares authorized, 100 shares issued and outstanding at September 30, 2012	-		-
Convertible Preferred stock, Series A, $0.001 par value, 8,000,000 shares authorized, 4,000,000 shares issued and outstanding at September 30, 2012	4,000	-	4,000
Convertible Preferred stock, Series G, $0.001 par value, 0 and 1,500,000 shares authorized, 0 issued and outstanding at September 30, 2012	-	-	-
Common stock, $0.001 par value, 250,000,000 shares authorized, 100,497,622 shares issued and outstanding at September 30, 2012	100,498	-	100,498
Additional Paid-In Capital	12,047,659	-	12,047,659
Stock Payable	25,000	-	25,000
Deficit Accumulated During Exploration Stage	(12,726,061)	(389,718)	(13,115,779
Total Stockholders’ Equity (Deficit)	(548,904)	(389,718)	(938,622)
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$3,140,866	(389,718)	$2,751,148

CONSOLIDATED STATEMENTS OF OPERATIONS FOR THE THREE AND NINE MONTH PERIODS ENDING SEPTEMBER 30, 2012 (Unaudited)

	3 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated	9 months ended Sept 30, 2012 (as reported)	Adjustments	As Restated
Revenues
Retail Sales (revenue prior to change to mining company in 2006)	$-	$-	$-	$-	$-	$-
Cost of Revenue	-	-	-	-	-	-
Gross Loss	-	-	-	-	-	-

Operating Expenses
Commissions & Consulting Fees	-	-	-	6,000	-	6,000
General & Administrative Costs	85,640	-	85,640	251,926	-	251,926
Mining Property Costs	63,326	76,820	140,146	151,859	295,437	447,296
Impairment Expense	-	-	-	-	-	-
Accretion Expense	-	-	-	-	-	-
Depreciation Expense	21,432	-	21,432	73,802	-	73,802
Professional Services	10,922	-	10,922	36,172	-	36,172
Total Operating Expenses	181,320	76,820	258,140	519,759	295,437	815,196
Net Operating Loss	(181,320)	(76,820)	(258,140)	(519,759)	(295,437)	(815,196)
Other Income (Expenses)
Gain on Mineral Claim Sales	-	-	-	4,500	-	4,500
Gain on Joint-Ventures	-	-	-	-	-	-
Impairment Expense	-	-	-	-	-	-
Interest Income	159	-	159	584	-	584
Interest Expense	(155,881)	-	(155,881)	(323,668)	-	(323,668)
Loss on Conversion of Debt	-	-	-	-	-	-
Bad Debt Expense	982	-	982	982	-	982
Accretion Expense	(76)	-	(76)	(279)	-	(279)
Other Expense	(2,222)	-	(2,222)	(177,269)	-	(177,269)
Loss on Settlement	-	-	-	-	-	-
Realized Gain (Loss) on Investment	-	-	-	-	-	-
Gain (Loss) on Derivative Liability	(449,291)	-	(449,291)	(449,291)	-	(449,291)
Net Other Income (Expenses)	(606,329)	-	(606,329)	(944,441)	-	(944,441)
Net Loss	(787,649)	(76,820)	(864,469)	(1,464,200)	(295,437)	(1,759,637)

WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic)	100,200,957	-	100,200,957	99,212,170	-	99,212,170
Basic Net Loss per Share	$(0.01)		$(0.01)	$(0.01)		$(0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted)	100,200,957	-	95,880,831	99,212,170	-	89,719,476
Diluted Net Loss per Share	$(0.01)	-	$(0.01)	$(0.01)	-	$(0.01)